Taxation - Deferred tax assets and liabilities & withholding income tax (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Deferred tax assets:
Contract liabilities primarily related to online games		¥ 1,951,378	¥ 1,088,998
Accruals and others		909,039	256,777
Net operating tax loss carry forward		3,923,048	3,684,913
Deferred tax assets, gross		6,783,465	5,030,688
Less: valuation allowance		(3,952,042)	(3,917,253)	¥ (3,718,678)
Total		2,831,423	1,113,435
Deferred tax liabilities:
Withholding income tax		2,460,616	2,053,668
Others		176,642	119,449
Total		2,637,258	2,173,117
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period		3,917,253	3,718,678	3,971,516
Net change for the year		34,789	198,575	(252,838)
Balance at the end of the period		¥ 3,952,042	3,917,253	3,718,678
Withholding income tax
Withholding tax rate on dividend distributed by an enterprise in China mainland to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the enterprise in China mainland and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in the enterprise in China mainland (as a percent)	25.00%	25.00%
Accrued withholding tax liabilities		¥ 1,800,000	¥ 1,600,000	¥ 1,500,000	$ 225.4
Undistributed earnings without deferred tax liabilities recognized		¥ 0